Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 7,246,119
Deferred income tax benefit	(2,403,243)	$ (345,204)	¥ (400,541)
Income tax expense (benefit)	¥ 4,842,876	$ 695,636	¥ (400,541)